Loans from Third Parties (Tables)	12 Months Ended
Dec. 31, 2025
Loans from Third Parties [Abstract]
Schedule of Loans from Third Parties
As of December 31, 2025	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Short-term loans from third parties(a)	610,637	87,320	Due on demand	N/A	N/A

As of December 31, 2025	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Long-term loans from third parties, noncurrent
Ping Fang(b)	2,000,582	286,079	December 31, 2027	RMB16,000 per month (approximately 9.6% per annum)	N/A

As of December 31, 2025	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Long-term loans from third parties, current
Xueyi Xie(c)	200,000	28,600	December 31, 2026	N/A	N/A

As of December 31, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Short-term loans from third parties(a)	6,905,558	Due on demand	N/A	Partially guaranteed by Zhenyang Shi and Li Xu
	4,646,056	From January to August 2025	From 0% to 18%	Partially Guaranteed by Zhenyang Shi
Total	11,551,614
As of December 31, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Long-term loans from third parties, current
Ping Fang	2,000,582	August 31, 2025	RMB16,000 per month (approximately 9.6% per annum)	Guaranteed by three related parties, including Dexiang Wei, Guoji Luo, Yongan Zhong and one management of the Group
Haiming Luo	119,500	February 28, 2025, monthly pay RMB8,333	RMB6,000 per month	Guaranteed by three related parties, including Dexiang Wei, Guoji Luo, Yongan Zhong and one management of the Group
Xueyi Xie	200,000	December 31, 2025	N/A	N/A
Total	2,320,082
(a)	For the years ended December 31, 2024 and 2025, the Group entered into various loans agreements with individuals for an aggregated amount of RMB19,856,630 and RMB 2,951,275 (US$422,027), respectively, to facilitate its business operations. During the years ended December 31, 2024 and 2025, the Group did not fully repay the loans which were due on demand, and these entity and individuals may request the Group to repay the loan at any time.

(b)	The loan was renewed in 2025 with maturity date of December 31, 2027.

(c)	The loan was renewed in 2025 with maturity date of December 31, 2026.

Schedule of Future Obligations for the Loans from Third Parties

As of December 31, 2025, the Group’s future obligations for the loans from third parties according to the terms of the loans are as follows:

For the Years ending December 31,	RMB	US$
2026	1,002,637	143,375
2027	2,192,582	313,535
Total future loan payments	3,195,219	456,910
Less: Imputed interest	384,000	54,911
Total loans from third parties	2,811,219	401,999